SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies	$ 798	$ 770	$ 1,181
Impairment charges	(123)	0	(1,405)
Dividend income	8	9	3
Total	$ 683	$ 779	$ (221)